Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ (777,344)	$ 9,238,963	$ (3,294,265)
Class A Ordinary Share
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)		3,321	3,841
Net income attributable		$ 3,321	$ 3,841
Basic and diluted weighted average shares outstanding	21,810,415	21,568,664	21,719,426
Basic and diluted net income (loss) per share		$ 0.00	$ 0.00
Non-Redeemable Ordinary Shares
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)		$ 9,238,963	$ (3,294,265)
Less: Company's portion available to be withdrawn to pay taxes		3,321	3,841
Net income attributable		$ 9,235,642	$ (3,298,105)
Basic and diluted weighted average shares outstanding		9,681,336	8,310,766
Basic and diluted net income (loss) per share		$ 0.95	$ (0.40)